Segment information and concentration of risk	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment information and concentration of risk
(18)	Segment information and concentration of risk

Segment information

The Company manages its business, analyzes and reports its results of operations on the basis of one operating segment—leasing and selling of commercial aircraft. The Board of Directors is the chief operating decision maker.

Geographical risks

Lease rental income is derived mainly from leasing aircraft to various operators around the world. The following table sets forth the net book value and percentage of the net book value of the Company’s flight equipment portfolio, intended for and operating in the indicated regions as of December 31, 2012, 2013 and 2014.

The following table sets forth the concentration by geographic region of the Company’s flight equipment portfolio based on net book value as of December 31, 2012, 2013 and 2014.

	2012	%	2013	%	2014	%
Asia Pacific	1,002,582	28%	1,083,728	26%	2,243,024	40%
Europe, Middle East & Africa	1,514,060	43%	1,571,747	38%	1,802,399	32%
Americas	1,020,257	29%	1,477,710	36%	1,561,133	28%

	3,536,899	100%	4,133,185	100%	5,606,556	100%

In 2013, the net book value of flight equipment in the United States of America comprised 15.32% of the total net book value of the Company’s flight equipment portfolio, respectively. In 2014, the net book value of flight equipment in Indonesia and the United States of America comprised 14.86% and 10.57% of the total net book value of the Company’s flight equipment portfolio, respectively.

Lease rental income from the top five customers represented 32% of total revenues for the year ended December 31, 2014 (2013: 40% and 2012: 36%). No customer accounted for more than 10% of lease revenues in the year ended December 31, 2012, 2013 and 2014. The following table sets forth the percentage of lease revenue attributable to individual countries representing at least 10% of total lease revenue in any year based on each airline’s principal place of business for the years indicated:

	2012	2013	2014
United States of America	7.83%	15.09%	14.03%
India	12.35%	10.08%	9.59%

The distribution of lease rental income by location of each airline’s principal place of business is presented below:

	2012	%	2013	%	2014	%
Asia Pacific	89,074	28	106,111	26	178,679	33
Europe, Middle East & Africa	145,009	47	166,488	40	186,153	35
Americas	78,661	25	142,407	34	172,715	32

	312,744	100	415,006	100	537,547	100

Currency risk

The majority of the Company’s lease agreements and all of its debt agreements have U.S. dollars as the designated payment currency. Most of the revenue and expenses are therefore denominated in U.S. dollars, thus reducing exchange risk.

Credit risks

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company’s credit risk arises principally in relation to the collection of rental payments under its operating leases. The effective monitoring and controlling of customer credit risk is a competency of the Treasury and Risk team. Creditworthiness of each new customer is assessed and the Company seeks security deposits in the form of cash or letters of credit to mitigate overall financial exposure to its lessees. The assessment process takes into account qualitative and quantitative information about the customer such as business activities, senior management team, financial fitness, resources and performance, and business risks, to the extent that this information is publicly available or otherwise disclosed to the Company.

The Company holds significant cash balances which are invested on a short-term basis and are classified as cash and cash equivalents. These deposits and other financial instruments give rise to credit risk on amounts due from counterparties. Credit risk is managed by limiting the aggregate amount and duration of exposure to any one counterparty. The Company typically does not enter into deposits with duration of more than 6 months. The value of trade and other receivables are highly dependent upon the financial strength of the airline industry. Defaults by one or more of the Company’s major customers could have a material adverse effect on the Company’s cash flow and earnings and its ability to meet its obligations.

Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	2013	2014
Cash and cash equivalents	177,924	111,392
Restricted cash	256,426	195,095
Other receivables	2,033	1,252
Trade receivables	4,730	9,758
Derivative financial assets	20,011	8,137

	461,124	325,634

The maximum exposure to credit risk for trade and other receivables at the reporting date by geographic region was:

	2013	2014
Asia Pacific	1,860	6,589
Europe, Middle East & Africa	4,790	4,421
Americas	113	—

	6,763	11,010